Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered under time charter. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. The Company’s time charter agreements are classified as operating leases pursuant to Accounting Standards Codification (“ASC”) 842 - Leases, because (i) the vessel is an identifiable asset, (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter revenues are recognized as earned on a straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer’s disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations. Time charter hire is typically payable 15 or 30 days in advance as determined in the charter party agreement.

Expenses relating to the Company’s time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. Voyage expenses relating to bunkers consumption during the ballast period are considered contract fulfilment costs and are capitalized and amortized over the term of the charter when they meet the following criteria according to ASC 340-40-25-5: (i) the costs relate directly to a contract or to an anticipated contract that the entity can specifically identify, (ii) the costs generate or enhance resources of the entity that will be used in satisfying, or in continuing to satisfy, performance obligations in the future and (iii) the costs are expected to be recovered. The charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents’ fees, canal dues, extra war risks insurance and any other expenses related to the cargo). Certain voyage expenses paid by the Company such as extra war risk insurance may be recovered from the charterer; such amounts recovered are recorded as Other Income within Revenues.

Certain time charters also provide for the provision of bunkers to be consumed mainly for scrubber fitted vessels for which the Company receives variable consideration. The scrubbers installed on the vessels are sulfur oxide exhaust gas cleaning systems which allow the use of the lower priced high sulfur fuel oil. The variable consideration is recorded in time charter revenues. The cost of the bunkers consumed in these cases is recorded in voyage expenses.

A summary of the Company’s other significant accounting policies is identified in Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2019 included in the Company’s Annual Report on Form 20-F. The same accounting policies have been followed in these unaudited interim consolidated condensed financial statements as were applied in the preparation of the Company’s consolidated financial statements for the year end December 31, 2019.

Recent Accounting Pronouncements:

There are no recent accounting pronouncements the adoption of which are expected to have a material effect on the Company’s unaudited interim consolidated condensed financial statements in the current period.